Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Stock Option Activity

The following table summarizes stock option activity for both the employee and non-employee director stock option plans for the year ended December 31, 2012.

	Options	Weighted-Average Exercise Price/Share	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding - January 1, 2012	991,100	$17.45
Granted	268,550	31.79
Exercised	(267,300)	14.88
Forfeited	(35,200)	19.45

Outstanding - December 31, 2012	957,150	$22.12	5.0	$10,863	(1)

Fully vested and exercisable at December 31, 2012	320,300	$15.13	3.2	$5,875	(1)

Expected to vest in future periods	518,660

Fully vested and expected to vest at December 31, 2012(2)	838,960	$21.55	4.9	$9,999	(1)

(1)	Based on closing price of $33.47 per share on December 31, 2012.
(2)	At December 31, 2012 the Company estimates that options to purchase 118,190 shares of the Company’s common stock will not vest and will be forfeited prior to their vesting date.

Weighted Average Assumptions Used in Black Scholes Option Pricing Model

The weighted-average assumptions used in the Black-Scholes option pricing model for the years indicated were as follows:

	2012	2011	2010
Risk-free interest rate	0.71%	1.15%	1.22%
Expected dividend yield	1.87%	1.68%	1.69%
Expected stock volatility	40.6%	40.1%	39.0%
Expected life (years)	5.0	5.0	5.0

Summary of Non-Vested Restricted Stock Activity

The following table summarizes non-vested restricted stock activity for the year ended December 31, 2012.

Shares
Outstanding - January 1, 2012	201,900
Granted	128,150
Forfeited	(800)
Earned and issued	(34,000)

Outstanding - December 31, 2012	295,250

Weighted-average grant date fair value	$26.05